Document and Entity Information	Jan. 15, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 15, 2025
Entity Registrant Name	Franklin BSP Real Estate Debt BDC
Entity Incorporation State Country Code	DE
Entity File Number	814-01736
Entity Tax Identification Number	99-1918767
Entity Address Address Line 1	One Madison Avenue
Entity Address Address Line 2	Suite 1600
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010
City Area Code	212
Local Phone Number	588-6700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0002018545
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1345 Avenue of the Americas
Entity Address Address Line 2	Suite 32A
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10105